UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10523

        Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.2% (2.8% of Total Investments)
$ 3,100	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$2,453,216
	Series 2007B1, 5.000%, 6/01/47
1,430	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	826,797
	Series 2007B2, 0.000%, 6/01/46

4,530	Total Consumer Staples			3,280,013

	Education and Civic Organizations – 6.9% (4.5% of Total Investments)
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/09 at 101.00	Aaa	999,360
	Federation, Series 1999, 5.375%, 9/01/29 – MBIA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	973,180
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	1,410,885
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage	10/08 at 102.00	AAA	1,970,220
	Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – MBIA Insured

5,500	Total Education and Civic Organizations			5,353,645

	Health Care – 24.6% (16.1% of Total Investments)
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	1,381,260
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
450	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	416,691
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	2,876,850
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	982,390
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	608,276
	System, Series 2002B, 5.125%, 6/15/33
1,500	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AAA	1,434,135
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
960	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	959,914
	System Inc., Series 2002A, 5.600%, 11/15/30
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,065,776
	Hospital, Series 2002, 5.250%, 4/01/33
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	N/R	1,207,692
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue	10/08 at 102.00	Aaa	1,017,850
	Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998, 5.000%,
	10/01/18 – FSA Insured
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	AAA	3,966,639
	System, Series 2002A, 5.500%, 7/01/20 – MBIA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
1,250	5.250%, 6/15/25	6/16 at 100.00	A3	1,217,350
655	5.250%, 6/15/31	6/16 at 100.00	A3	616,794
785	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	702,041
	Series 2007A, 5.250%, 9/01/37
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	666,251
	Medical Center, Series 2007, 5.125%, 1/01/31

19,760	Total Health Care			19,119,909

	Housing/Single Family – 15.9% (10.4% of Total Investments)
7,485	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	7,357,153
	7/01/31 – MBIA Insured
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	433,410
	10/01/32 (Alternative Minimum Tax)
1,755	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	1,547,717
	1/01/33 (Alternative Minimum Tax)
870	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	772,986
	7/01/29 (Alternative Minimum Tax)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	2,255,292
	7/01/32 (Alternative Minimum Tax)

13,210	Total Housing/Single Family			12,366,558

	Long-Term Care – 11.6% (7.6% of Total Investments)
1,300	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	1,074,177
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	561,678
	Village, Series 2005, 5.625%, 12/01/39
1,815	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,545,382
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	432,535
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
855	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB–	717,217
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,300	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	1,135,719
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	1,324,512
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
970	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	764,127
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	569,608
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	582,725
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	283,498
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

10,365	Total Long-Term Care			8,991,178

	Materials – 1.8% (1.3% of Total Investments)
165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	8/08 at 102.00	B2	136,102
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (4)
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	378,148
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (4)
1,000	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	B–	890,380
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

1,625	Total Materials			1,404,630

	Tax Obligation/General – 24.3% (15.9% of Total Investments)
500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	518,555
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA	1,880,550
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,004,850
1,730	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001C,	11/11 at 101.00	AAA	1,763,337
	4.500%, 11/01/17
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	96,912
	5.250%, 5/01/22
1,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	1,045,070
	5.000%, 6/01/18
40	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%,	6/08 at 100.00	AA–	40,022
	6/01/21 – FGIC Insured
	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 – AMBAC Insured	1/11 at 101.00	AAA	655,855
1,000	5.000%, 1/15/27 – AMBAC Insured	1/11 at 101.00	AAA	951,820
1,000	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,013,010
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
2,400	5.000%, 10/01/18	10/12 at 101.00	AA	2,492,856
2,435	5.000%, 10/01/19	10/12 at 101.00	AA	2,502,352
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%,	10/12 at 101.00	AA	1,327,590
	10/01/15 – FGIC Insured (Alternative Minimum Tax)
600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	620,088
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	1,537,410
	5.000%, 6/01/19
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series	3/12 at 100.00	AAA	1,434,867
	2002, 5.000%, 3/01/21

18,410	Total Tax Obligation/General			18,885,144

	Tax Obligation/Limited – 18.2% (12.0% of Total Investments)
130	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	132,006
	6.750%, 3/01/22
1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003,	6/13 at 102.00	N/R	1,032,780
	7.500%, 6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	181,415
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	140,753
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	831,888
	Uses Community Project, Series 2006, 5.000%, 5/15/18
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,	3/13 at 100.00	AA+	1,840,338
	Public Facility Project, Series 2003, 5.000%, 3/01/19
1,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,236,170
	7/01/31 – AMBAC Insured
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	529,480
	0.000%, 7/01/29 – AMBAC Insured
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	371,520
	Bonds, Series 2002D, 5.250%, 7/01/27
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,002,070
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	964,330
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
800	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	808,104
	5.000%, 5/01/22
679	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	645,559
	Bonds, Series 2003, 6.375%, 3/01/30
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B,	8/11 at 101.00	AA+	2,601,036
	5.000%, 8/01/19
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	603,345
	5.000%, 8/01/17
1,265	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/10 at 101.00	AA	1,247,088
	2001D, 5.000%, 5/01/26

15,659	Total Tax Obligation/Limited			14,167,882

	Transportation – 4.1% (2.7% of Total Investments)
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA–	935,640
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	1,476,705
825	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	755,024
	7/01/36 – FGIC Insured (Alternative Minimum Tax)

3,325	Total Transportation			3,167,369

	U.S. Guaranteed – 19.3% (12.6% of Total Investments) (5)
165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (5)	181,144
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	1,018,670
	11/01/24 – FSA Insured (ETM)
40	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	43,832
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (5)	277,998
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (5)	669,552
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	AA (5)	1,081,760
	(Pre-refunded 11/01/13)
2,750	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,850,458
	5.500%, 10/01/40
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB– (5)	1,174,756
	Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
545	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	587,134
455	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	BBB– (5)	490,176
475	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (5)	530,295
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
1,260	Salem, Virginia, General Obligation Public Improvement Bonds, Series 2002, 5.375%, 1/01/23	1/12 at 100.00	Aa3 (5)	1,353,253
	(Pre-refunded 1/01/12)
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	AAA	1,149,540
	2/01/14) – AMBAC Insured
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
600	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	632,358
2,700	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	2,939,031

13,940	Total U.S. Guaranteed			14,979,957

	Utilities – 2.7% (1.7% of Total Investments)
2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,071,100
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

	Water and Sewer – 18.9% (12.4% of Total Investments)
805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002,	4/12 at 100.00	AAA	787,532
	5.000%, 4/01/27
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,000	5.500%, 11/15/17 – FSA Insured	No Opt. Call	AAA	1,103,230
3,000	5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA	3,282,870
325	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.500%, 6/01/34 – FSA Insured	6/17 at 100.00	AAA	286,250
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,130	5.000%, 11/01/18 – FGIC Insured	11/11 at 100.00	AA	1,155,267
1,190	5.000%, 11/01/19 – FGIC Insured	11/11 at 100.00	AA	1,206,839
1,450	5.000%, 11/01/23 – FGIC Insured	11/11 at 100.00	AA	1,446,781
1,525	5.000%, 11/01/24 – FGIC Insured	11/11 at 100.00	AA	1,507,905
1,000	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AA	967,100
1,080	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	776,790
	Residuals 1006, 6.577%, 10/01/29 (IF)
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public	5/11 at 101.00	AA	2,167,335
	Improvements Project, Series 2001, 5.000%, 5/01/32

14,755	Total Water and Sewer			14,687,899

$ 123,079	Total Investments (cost $122,196,866) – 152.5%			118,475,284

	Other Assets Less Liabilities – 1.5%			1,230,824

	Preferred Shares, at Liquidation Value – (54.0)% (6)			(42,000,000)

	Net Assets Applicable to Common Shares – 100%			$77,706,108

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.5)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2008, the cost of investments was $122,152,305.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,921,010
Depreciation	(5,598,031)

Net unrealized appreciation (depreciation) of investments	$(3,677,021)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008